Pensions and Other Employee Benefits - Weighted Average Assumptions Used to Determine Benefit Obligations (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
U.S. Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Weighted average discount rate	5.10%	4.20%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.50%	3.50%
Canadian Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Weighted average discount rate	4.70%	3.90%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.50%	4.00%
German Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Weighted average discount rate	3.50%	3.40%
U.S.Based Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Weighted average discount rate	4.40%	3.30%
Canadian Based Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Weighted average discount rate	4.60%	3.70%